Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8.	INTANGIBLE ASSETS, NET

Intangible assets represent computer software. The intangible assets are recorded at historic acquisition costs, and amortized on a straight-line basis over their estimated useful lives.

Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company will be recognized as intangible assets when the criteria of intangible assets are met.

Intangible assets are not amortized where their useful lives are assessed to be indefinite. The useful life of an intangible asset that is not being amortized is reviewed annually to determine whether events and circumstances continue to support the indefinite useful life assessment for that asset. Otherwise, the change in useful life assessment from indefinite to finite is accounted for prospectively from the date of change and in accordance with the policy for amortization of intangible assets with finite lives as set out above.

Computer
software

Cost
At 1 January 2019	$846,958
Additions	42,607
Exchange differences	29,441
At 30 June 2019 (Unaudited)	919,006

Accumulated amortization
At 1 January 2019	617,618
Amortization charged for the period	20,164
Exchange differences	36,590
At 30 June 2019 (Unaudited)	674,372

Net book value
At 30 June 2019 (Unaudited)	$244,634

9.	INTANGIBLE ASSETS, NET

Computer
software
Cost
At 1 January 2017	$586,671
Additions	98,311
Exchange differences	58,310
At 31 December 2017	743,292
Additions	101,446
Exchange differences	2,220
At 31 December 2018	846,958

Accumulated amortization
At 1 January 2017	490,049
Amortization charged for the year	39,179
Exchange differences	47,312
As 31 December 2017	576,540
Amortization charged for the year	39,061
Exchange differences	2,017
As 31 December 2018	617,618

Net book value
At 31 December 2018	$229,340
At 31 December 2017	$166,752